Significant Accounting Policies - Schedule of Subsidiaries Consolidated Financial Statements (Details)	12 Months Ended
Dec. 31, 2017
SignificantAccountingPracticesLineItems [Line Items]
Ownership	50.00%
Canada Inc [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary	3537137 Canada Inc.	[1]
Place of Incorporation	Canada
Principal Activity	Holding Company. Wholly-owned subsidiary of the Company.
Ownership	100.00%
Pebble Services Inc. [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary	Pebble Services Inc.
Place of Incorporation	Nevada, USA
Principal Activity	Management and services company. Wholly-owned subsidiary of the Company.
Ownership	100.00%
Northern Dynasty Partnership [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary	Northern Dynasty Partnership
Place of Incorporation	Alaska, USA
Principal Activity	Holds 99.9% of the Pebble Limited Partnership and 100% of Pebble Mines Corp.
Ownership	100.00%
Pebble Limited Partnership [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary	Pebble Limited Partnership
Place of Incorporation	Alaska, USA
Principal Activity	Holding Company and Exploration of the Pebble Project.
Ownership	100.00%
Pebble Mines Corp. [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary	Pebble Mines Corp.
Place of Incorporation	Delaware, USA
Principal Activity	General Partner. Holds 0.1% of Pebble Limited Partnership.
Ownership	100.00%
Pebble West Claims Corporation [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary	Pebble West Claims Corporation	[2]
Place of Incorporation	Alaska, USA
Principal Activity	Holding Company. Subsidiary of the Pebble Limited Partnership.
Ownership	100.00%
Pebble East Claims Corporation [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary	Pebble East Claims Corporation	[2]
Place of Incorporation	Alaska, USA
Principal Activity	Holding Company. Subsidiary of the Pebble Limited Partnership.
Ownership	100.00%
U5 Resources Inc. [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary	U5 Resources Inc.	[3]
Place of Incorporation	Nevada, USA
Principal Activity	Holding Company. Wholly-owned subsidiary of the Company.
Ownership	100.00%
Cannon Point Resources Ltd. [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary	Cannon Point Resources Ltd.
Place of Incorporation	British Columbia, Canada
Principal Activity	Not active. Wholly-owned subsidiary of the Company.
Ownership	100.00%
MGL Subco Ltd. [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary	MGL Subco Ltd.
Place of Incorporation	British Columbia, Canada
Principal Activity	Not active. Wholly-owned subsidiary of the Company.
Ownership	100.00%
Delta Minerals Inc. [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary	Delta Minerals Inc.
Place of Incorporation	British Columbia, Canada
Principal Activity	Not active. Wholly-owned subsidiary of MGL Subco Ltd.
Ownership	100.00%
Imperial Gold Corporation [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary	Imperial Gold Corporation
Place of Incorporation	British Columbia, Canada
Principal Activity	Not active. Wholly-owned subsidiary of Delta Minerals Inc.
Ownership	100.00%
Yuma Gold Inc. [Member]
SignificantAccountingPracticesLineItems [Line Items]
Name of Subsidiary	Yuma Gold Inc.
Place of Incorporation	Nevada, USA
Principal Activity	Not active. Wholly-owned subsidiary of Imperial Gold Corporation.
Ownership	100.00%

[1]	Holds 20% interest in the Northern Dynasty Partnership. The Company holds the remaining 80% interest.
[2]	Both entities together hold 2,182 claims of the Pebble Project.
[3]	Holds 220 claims of the Pebble Project. Subsequent to the reporting date, these claims were sold to Pebble West Claims Corporation.